EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
Disclosure of classes of share capital	The following table summarizes the changes in the number of outstanding common shares and outstanding special voting shares of the Company for the years ended December 31, 2022 and 2021:

	Common Shares	Special Voting Shares	Total
Outstanding shares at December 31, 2020	184,747,890	63,346,922	248,094,812
Common shares repurchased under share repurchase program(1)	(1,167,592)	—	(1,167,592)
Common shares assigned under equity incentive plans(2)	263,098	—	263,098
Other changes(3)	—	(2,000)	(2,000)
Outstanding shares at December 31, 2021	183,843,396	63,344,922	247,188,318
Common shares repurchased under share repurchase program(4)	(1,966,816)	—	(1,966,816)
Common shares assigned under equity incentive plans(5)	76,918	—	76,918
Other changes(3)	—	(1,009)	(1,009)
Outstanding shares at December 31, 2022	181,953,498	63,343,913	245,297,411
_______________________________________.
(1)Includes shares repurchased under the share repurchase program between January 1, 2021 and December 31, 2021 based on the transaction trade date, for a total consideration of €231,024 thousand, including transaction costs.
(2)On March 16, 2021, 356,571 common shares, which were previously held in treasury, were assigned to participants of the equity incentive plans as a result of the vesting of certain performance share unit and retention restricted share unit awards. On March 17, 2021, the Company purchased 93,473 common shares, for a total consideration of €15,432 thousand, from a group of those employees who were assigned shares in order to cover the individual’s taxable income as is standard practice (Sell to Cover) in an over-the-counter transaction. See Note 21 “Share-Based Compensation” for additional details relating to the Group’s equity incentive plans.
(3)Relates to the deregistration of certain special voting shares under the Company’s special voting shares term and conditions.
(4)Includes shares repurchased under the share repurchase program between January 1, 2022 and December 31, 2022 based on the transaction trade date, for a total consideration of €384,869 thousand, including transaction costs.
(5)On March 16, 2022, 122,125 common shares, which were previously held in treasury, were assigned to participants of the equity incentive plans as a result of the vesting of certain performance share unit and retention restricted share unit awards. On the same day, the Company purchased 56,517 common shares, for a total consideration of €10,365 thousand, from a group of those employees who were assigned shares in order to cover the individual’s taxable income as is standard practice (“Sell to Cover”) in a cross transaction. On May 25, 2022, 6,643 common shares, which were previously held in treasury, were assigned to certain employees. On the same day, the Company purchased 3,185 common shares, for a total consideration of €562 thousand, from a group of those employees who were assigned shares in order to cover the individual’s taxable income as is standard practice (“Sell to Cover”) in a cross transaction. On December 2, 2022, 11,218 common shares, which were previously held in treasury, were assigned to participants of the equity incentive plans. On the same day, the Company purchased, 3,366 common shares, for a total consideration of €726 thousand, from a group of those employees who were assigned shares in order to cover the individual’s taxable income as is standard practice (“Sell to Cover”) in a cross transaction. See Note 21 “Share-Based Compensation” for additional details relating to the Group’s equity incentive plans.

Disclosure of other comprehensive income/(loss)
The following table presents other comprehensive income/(loss):

	For the years ended December 31,
	2022	2021	2020
	(€ thousand)
Items that will not be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on remeasurement of defined benefit plans (1)	1,605	(463)	34
Total items that will not be reclassified to the consolidated income statement in subsequent periods	1,605	(463)	34
Items that may be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on cash flow hedging instruments arising during the period	17,149	(56,855)	59,666
Losses/(Gains) on cash flow hedging instruments reclassified to the consolidated income statement	75,749	(7,275)	(19,557)
Gains/(Losses) on cash flow hedging instruments	92,898	(64,130)	40,109
Exchange differences on translating foreign operations	9,798	14,229	(11,731)
Total items that may be reclassified to the consolidated income statement in subsequent periods	102,696	(49,901)	28,378
Total other comprehensive income/(loss)	104,301	(50,364)	28,412
Related tax impact	(25,002)	18,070	(11,290)
Total other comprehensive income/(loss), net of tax	79,299	(32,294)	17,122
__________________________
(1)Includes a loss of €15 thousand, a gain of €83 thousand and a loss of €4 thousand for the years ended December 31, 2022, 2021 and 2020, respectively, related to the Group’s proportionate share of the remeasurement of defined benefit plans of FFS GmbH, for which the Group holds a 49.9 percent interest.
The tax effects relating to other comprehensive income/(loss) are summarized in the following table:

	For the years ended December 31,
	2022			2021			2020
	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance
	(€ thousand)
Gains/(Losses) on remeasurement of defined benefit plans	1,605	(376)	1,229	(463)	110	(353)	34	1	35
Gains/(Losses) on cash flow hedging instruments	92,898	(24,626)	68,272	(64,130)	17,960	(46,170)	40,109	(11,291)	28,818
Exchange (losses)/gains on translating foreign operations	9,798	—	9,798	14,229	—	14,229	(11,731)	—	(11,731)
Total other comprehensive (loss)/income	104,301	(25,002)	79,299	(50,364)	18,070	(32,294)	28,412	(11,290)	17,122